Intangible Assets - Summary of the Company's intangible assets (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Intangible Assets	$ 650,760,000	$ 650,760,000
Accumulated Amortization	(303,249,000)	(288,370,000)
Intangible Assets, Net	$ 347,511,000	362,390,000
Trade Name
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years	8 years 3 months 18 days
Intangible Assets	$ 120,670,000	120,670,000
Accumulated Amortization	(46,031,000)	(43,378,000)
Intangible Assets, Net	$ 74,639,000	77,292,000
Customer Relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years	5 years 2 months 12 days
Intangible Assets	$ 343,900,000	343,900,000
Accumulated Amortization	(161,787,000)	(152,376,000)
Intangible Assets, Net	$ 182,113,000	191,524,000
Backlog
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years	6 months
Intangible Assets	$ 60,190,000	60,190,000
Accumulated Amortization	(59,528,000)	(58,813,000)
Intangible Assets, Net	$ 662,000	1,377,000
Patents/Know-How
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years	10 years 9 months 18 days
Intangible Assets	$ 126,000,000	126,000,000
Accumulated Amortization	(35,903,000)	(33,803,000)
Intangible Assets, Net	$ 90,097,000	92,197,000
SOLV Energy Holdings LLC [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Intangible Assets		650,760	$ 629,200
Accumulated Amortization		(288,370)	(230,622)
Intangible Assets, Net		$ 362,390	398,578
SOLV Energy Holdings LLC [Member] | Trade Name
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years		8 years 6 months
Intangible Assets		$ 120,670	117,700
Accumulated Amortization		(43,378)	(33,089)
Intangible Assets, Net		$ 77,292	84,611
SOLV Energy Holdings LLC [Member] | Customer Relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years		5 years 4 months 24 days
Intangible Assets		$ 343,900	328,500
Accumulated Amortization		(152,376)	(115,130)
Intangible Assets, Net		$ 191,524	213,370
SOLV Energy Holdings LLC [Member] | Backlog
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years		6 months
Intangible Assets		$ 60,190	57,000
Accumulated Amortization		(58,813)	(57,000)
Intangible Assets, Net		$ 1,377	0
SOLV Energy Holdings LLC [Member] | Patents/Know-How
Intangible Asset, Acquired, Finite-Lived [Line Items]
Remaining Weighted Average Amortization Period in Years		11 years
Intangible Assets		$ 126,000	126,000
Accumulated Amortization		(33,803)	(25,403)
Intangible Assets, Net		$ 92,197	$ 100,597